Foreign Activities [Text Block] (Tables)	12 Months Ended
Mar. 31, 2020
Text Block [Abstract]
Estimated Financial Information by Geographic Areas [Table Text Block]

	Domestic	Foreign				Total
	Japan	United States of America	Europe	Asia/Oceania excluding Japan	Other areas (1)
	(in millions)
Fiscal year ended March 31, 2018:
Total revenue (2)	¥2,127,278	¥1,337,529	¥506,211	¥779,983	¥443,106	¥5,194,107
Total expense (3)	1,687,344	843,885	173,665	651,125	176,269	3,532,288
Income before income tax expense	439,934	493,644	332,546	128,858	266,837	1,661,819
Net income attributable to Mitsubishi UFJ Financial Group	140,091	447,887	322,581	92,016	225,585	1,228,160
Total assets at end of fiscal year	196,121,542	44,831,664	22,342,574	27,163,121	10,111,411	300,570,312
Fiscal year ended March 31, 2019:
Total revenue (2)	¥1,886,469	¥1,637,569	¥222,267	¥1,157,946	¥504,372	¥5,408,623
Total expense (3)	2,204,147	1,012,978	173,934	892,729	253,993	4,537,781
Income (loss) before income tax expense (benefit)	(317,678)	624,591	48,333	265,217	250,379	870,842
Net income (loss) attributable to Mitsubishi UFJ Financial Group	(345,148)	573,698	50,877	214,582	224,636	718,645
Total assets at end of fiscal year	194,070,495	49,987,389	21,535,278	27,992,986	11,642,751	305,228,899
Fiscal year ended March 31, 2020:
Total revenue (2)	¥1,596,794	¥2,223,984	¥89,412	¥1,326,426	¥566,222	¥5,802,838
Total expense (3)	2,565,895	1,051,164	218,623	1,174,200	359,736	5,369,618
Income (loss) before income tax expense (benefit)	(969,101)	1,172,820	(129,211)	152,226	206,486	433,220
Net income (loss) attributable to Mitsubishi UFJ Financial Group	(1,001,477)	1,113,913	(140,372)	142,568	191,323	305,955
Total assets at end of fiscal year	207,532,337	60,587,867	19,099,410	30,845,864	13,687,805	331,753,283

Notes:
(1)	Other areas primarily include Canada, Latin America, the Caribbean and the Middle East.
(2)	Total revenue is comprised of Interest income and Non-interest income.
(3)	Total expense is comprised of Interest expense, Provision for (reversal of) credit losses and Non-interest expense.

Analysis of Certain Asset and Liability Accounts Related to Foreign Activities [Table Text Block]

	2019	2020
	(in millions)
Cash and due from banks	¥828,839	¥971,870
Interest-earning deposits in other banks	8,453,191	12,662,558

Total	¥9,282,030	¥13,634,428

Trading account assets	¥26,991,984	¥31,374,451

Investment securities	¥8,779,340	¥9,040,512

Loans—net of unearned income, unamortized premiums and deferred loan fees	¥51,678,674	¥53,079,542

Deposits	¥49,044,234	¥49,291,478

Funds borrowed:
Call money, funds purchased	¥67,246	¥276,040
Payables under repurchase agreements	9,459,547	13,476,026
Payables under securities lending transactions	47,886	176,998
Other short-term borrowings	5,107,832	4,733,138
Long-term debt	2,697,463	2,733,242

Total	¥17,379,974	¥21,395,444

Trading account liabilities	¥3,897,844	¥6,575,570